UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21082

        Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
March 31, 2005

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 70.3% (48.4% of Total Investments)
	Auto Components - 0.1%
73,527	Delphi Trust I		8.250%	Ba3	B+	$ 1,367,602

	Automobiles - 0.1%
5,000	Daimler Chrysler, Series DCX (CORTS)		7.250%	A3	BBB	123,550
32,900	Ford Motor Company, Series F (CORTS)		8.000%	Baa1	BBB-	803,089

	Capital Markets - 6.2%
1,250	ABN AMRO North America, Series L, 144A (a)		6.460%	A3	NR	1,298,438
122,000	BCH Capital Ltd., Series B		9.430%	A2	BBB+	3,103,680
60,000	Bear Stearns Capital Trust III		7.800%	A2	BBB	1,558,800
31,300	BNY Capital Trust V, Series F		5.950%	A1	A-	766,850
185,450	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	4,738,248
228,095	Compass Capital Trust III		7.350%	A3	BBB-	5,891,694
30,600	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	789,480
11,300	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	318,039
8,700	Goldman Sachs Capital I, Series A (CORTS)		6.000%	A1	A-	205,407
6,500	Goldman Sachs Group Inc. (CORTS)		6.300%	A1	A-	157,333
81,500	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	2,119,815
108,549	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	2,667,049
63,300	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	1,557,813
13,200	Lehman Brothers Holdings Capital Trust V, Series M		6.000%	A2	BBB+	318,120
103,420	Lehman Brothers Holdings Capital Trust VI, Series N		6.240%	A2	BBB+	2,569,987
35,000	Lehman Brothers Holdings Inc., Series C (a)		5.940%	NR	BBB+	1,820,000
74,500	Merrill Lynch Capital Trust		7.000%	A1	A-	1,914,650
192,500	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	5,030,025
65,700	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	1,698,345
78,900	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	2,071,125
178,400	Morgan Stanley Capital Trust II		7.250%	A1	A-	4,604,504
226,700	Morgan Stanley Capital Trust III		6.250%	A1	A-	5,574,553
249,095	Morgan Stanley Capital Trust IV		6.250%	A1	A-	6,135,210
10,800	Morgan Stanley Capital Trust V		5.750%	A1	A+	248,184
3,400	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	86,020

	Commercial Banks - 8.4%
24,800	Abbey National plc, Series B		7.250%	A1	A-	637,608
67,800	Abbey National plc, Series B		7.375%	A2	A	1,810,260
130,000	ABN AMRO Capital Fund Trust V		5.900%	A2	A	3,078,400
103,100	ASBC Capital I		7.625%	Baa1	BBB-	2,701,220
7,200	BAC Capital Trust I		7.000%	Aa3	A	185,040
64,500	BAC Capital Trust II		7.000%	Aa3	A	1,666,035
80,000	BAC Capital Trust III		7.000%	Aa3	A	2,079,200
52,300	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,403,931
66,000	Banesto Holdings, Series A, 144A		10.500%	A2	NR	2,013,000
68,300	Bank One Capital II		8.500%	A1	A-	1,749,846
59,400	Bank One Capital Trust VI		7.200%	A1	A-	1,538,460
198,200	Chittenden Capital Trust I		8.000%	Baa1	BB+	5,149,236
116,800	Cobank ABC, 144A (a)		7.000%	NR	NR	6,241,909
130,000	Comerica Capital Trust I		7.600%	A3	BBB+	3,334,500
33,900	Fleet Capital Trust VII		7.200%	Aa3	A	871,230
62,900	KeyCorp (PCARS)		7.500%	A3	NR	1,661,189
3,300	KeyCorp Capital Trust V		5.875%	A3	BBB	80,190
18,400	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	473,064
30,400	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	794,048
63,500	National Commerce Capital Trust II		7.700%	A1	A	1,651,635
55,300	National Westminster Bank plc, Series A		7.875%	Aa2	A+	1,420,104
5,000	PNC Capital Trust		6.125%	A3	BBB	120,700
30,000	Regions Finance Trust I		8.000%	A2	BBB+	771,300
13,500	Royal Bank of Scotland Group plc, Series L		5.750%	A1	A	321,570
27,400	Royal Bank of Scotland Group plc, Series M		6.400%	A1	A	693,220
23,500	SunTrust Capital Trust IV		7.125%	A1	A-	598,310
78,300	SunTrust Capital Trust V		7.050%	A1	A-	2,002,131
175,000	USB Capital Trust III		7.750%	Aa3	A-	4,558,750
423,005	USB Capital Trust IV		7.350%	Aa3	A-	11,019,280
46,800	USB Capital Trust V		7.250%	Aa3	A-	1,198,080
35,800	VNB Capital Trust I		7.750%	Baa1	BBB	926,504
28,100	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	725,261
6,236	Wells Fargo Capital Trust IX		5.625%	Aa2	A	146,172
23,000	Wells Fargo Capital Trust IV		7.000%	Aa2	A	592,250
168,500	Wells Fargo Capital Trust V		7.000%	Aa2	A	4,313,600
15,900	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	405,768
2,900	Wells Fargo Capital Trust VII		5.850%	Aa2	A	70,122
340,000	Zions Capital Trust B		8.000%	Baa1	BB+	8,979,400

	Computers & Peripherals - 0.0%
1,200	IBM Trust II (CORTS)		7.125%	A1	A+	30,960

	Consumer Finance - 0.6%
127,000	Household Capital Trust V, Series X		10.000%	A2	BBB+	3,213,100
60,300	Household Capital Trust VI		8.250%	A2	BBB+	1,575,639
24,700	Household Capital Trust VII		7.500%	A2	BBB+	642,200

	Diversified Financial Services - 7.3%
17,000	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	435,200
25,200	Chase Capital Trust VIII, Series H		8.300%	A1	A-	647,136
31,576	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	861,393
223,500	Citigroup Capital Trust VII		7.125%	Aa2	A	5,761,830
184,300	Citigroup Capital Trust VIII		6.950%	Aa2	A	4,718,080
51,500	Citigroup Capital Trust XI		6.000%	Aa2	A	1,256,600
66,300	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	3,431,025
39,400	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,068,500
2,000	General Electric Capital Corporation		5.875%	NR	AAA	49,980
3,000	General Electric Capital Corporation (CORTS)		6.000%	Aaa	AAA	74,460
30,300	ING Capital Funding Trust II		9.200%	A2	A-	768,105
563,900	ING Group NV		7.050%	NR	A-	14,469,674
1,015,458	ING Group NV		7.200%	A2	A-	26,239,435
32,600	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	A-	841,895
73,600	JPMorgan Chase Capital Trust X		7.000%	A1	NR	1,898,880
97,599	JPMorgan Chase Capital Trust XI		5.875%	A1	A-	2,298,456
20,000	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	513,400
46,000	Merrill Lynch Capital Trust II		8.000%	A1	A-	1,218,080

	Diversified Telecommunication Services - 0.3%
14,800	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A2	A	376,660
1,300	BellSouth Inc. (CORTS)		7.000%	A2	A	33,670
48,300	SBC Communications Inc.		7.000%	A2	A	1,230,201
1,600	Verizon Communications (CORTS)		7.625%	A2	A+	43,040
2,000	Verizon Communications, Series 2004-1 (SATURNS)		6.125%	A2	A+	49,480
23,700	Verizon New England Inc., Series B		7.000%	A2	NR	610,986
15,500	Verizon South Inc., Series F		7.000%	A2	A+	394,630

	Electric Utilities - 3.4%
77,740	DTE Energy Trust I		7.800%	Baa3	BB+	2,074,881
95,305	Entergy Louisiana Inc.		7.600%	Baa1	A-	2,487,461
293,196	Georgia Power Company		5.700%	Aaa	AAA	7,168,642
117,951	Georgia Power Company		5.900%	A2	A	2,893,338
2,000	Gulf Power Capital Trust III		7.375%	A3	BBB+	51,000
251,073	Interstate Power and Light Company, Series B (a)		8.375%	Baa3	BBB-	8,662,019
141,743	National Rural Utilities Cooperative Finance Corporation		5.950%	A3	BBB+	3,292,690
7,000	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	172,550
187,000	Virginia Power Capital Trust		7.375%	Baa1	BBB-	4,890,050

	Food Products - 0.7%
65,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	BBB-	6,833,125

	Gas Utilities - 0.1%
32,300	AGL Capital Trust II		8.000%	Baa2	BBB	838,508

	Industrial Conglomerates - 0.1%
19,400	General Electric Company, Series GE (CORTS)		6.800%	Aaa	AAA	494,312

	Insurance - 10.0%
14,900	ACE Capital Trust I, Series 1999		8.875%	Baa1	BBB-	377,715
673,700	Ace Ltd., Series C		7.800%	Baa2	BBB-	17,522,937
1,800	Allstate Corporation (PCARS)		7.150%	A2	A-	46,260
9,700	AMBAC Financial Group Inc.		7.000%	Aa2	AA	248,223
21,500	AMBAC Financial Group Inc.		5.950%	Aa2	AA	530,835
18,700	American General Capital III		8.050%	Aa2	AA-	477,785
201,000	Delphi Financial Group Inc.		8.000%	Baa3	BBB	5,211,930
270,900	EverestRe Capital Trust II		6.200%	Baa1	BBB	6,206,319
78,900	EverestRe Group Limited		7.850%	Baa1	BBB	2,051,400
1,400	Financial Security Assurance Holdings		5.600%	Aa2	AA	32,690
175,377	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	4,498,420
47,900	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	1,238,215
79,200	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,033,856
28,200	Lincoln National Capital Trust V		6.750%	Baa1	BBB	712,332
26,100	MBIA Inc.		8.000%	Aa2	AA	670,770
1,900	Metlife Inc.		5.875%	A2	A	45,714
113,700	PartnerRe Limited		7.900%	A3	BBB+	2,952,789
250,000	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	6,250,000
67,000	PartnerRe Limited, Series D		6.500%	Baa1	BBB+	1,654,900
79,300	PLC Capital Trust III		7.500%	Baa1	BBB+	2,047,526
410,200	PLC Capital Trust IV		7.250%	Baa1	BBB+	10,665,200
264,165	Prudential plc		6.750%	Baa1	A	6,720,358
111,450	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	2,906,616
61,100	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	1,576,380
13,900	RenaissanceRe Holdings Ltd., Series C		6.080%	Baa2	BBB+	328,040
35,800	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	947,268
2,000	Safeco Capital Trust III (CORTS)		8.072%	Baa2	BBB-	52,920
31,300	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	818,495
62,100	Torchmark Capital Trust I		7.750%	Baa1	A-	1,613,979
11,000	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)		8.125%	Baa3	BBB-	115,335
4,600	W.R. Berkley (CORTS)		8.250%	Baa3	BBB-	119,186
391,854	XL Capital Ltd., Series A		8.000%	Baa1	BBB+	10,344,946
75,200	XL Capital Ltd., Series B		7.625%	Baa1	BBB+	1,955,200

	IT Services - 0.1%
26,500	Vertex Industries Inc. (PPLUS)		7.625%	A2	A+	694,300

	Media - 0.3%
4,200	The Walt Disney Company		7.000%	Baa1	BBB+	108,360
119,000	Viacom Inc.		7.300%	A3	A-	3,021,410

	Multi-Utilities & Unregulated Power - 0.7%
96,200	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	2,510,820
59,100	Dominion Resources Capital Trust II		8.400%	Baa2	BBB-	1,536,009
97,700	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,559,740

	Oil & Gas - 1.8%
531,632	Nexen Inc.		7.350%	Baa3	BB+	13,801,167
108,500	TransCanada Pipeline		8.250%	A3	BBB	2,799,300

	Pharmaceuticals - 0.1%
21,700	Bristol Myers Squibb Company (CORTS)		6.250%	A1	A+	553,350

	Real Estate - 22.9%
49,658	AMB Property Corporation, Series M		6.750%	Baa2	BBB-	1,269,755
13,400	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	367,964
608,700	BRE Properties, Series B		8.080%	Baa3	BBB-	15,710,547
17,800	BRE Properties, Series C		6.750%	Baa3	BBB-	440,550
96,600	BRE Properties, Series D		6.750%	Baa3	BBB-	2,325,162
549,945	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	14,166,583
55,800	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	1,466,982
45,100	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	1,164,933
119,000	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	2,995,230
156,800	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	3,758,496
114,179	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	BBB	5,840,975
10,800	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	276,696
1,097,400	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	28,038,570
30,400	Equity Residential Properties Trust		9.125%	Baa2	BBB	774,592
23,100	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	610,995
1,700	Equity Residential Properties Trust, Series N		6.480%	Baa2	BBB	41,106
10,600	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	BBB-	280,105
19,000	Firstar Realty LLC, 144A		8.875%	Aa3	A	24,771,250
57,900	Harris Preferred Capital Corporation, Series A		7.375%	A1	A	1,450,974
1,018,110	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	27,214,080
22,000	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	1,101,375
416,000	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	10,874,240
104,000	Prologis Trust, Series G		6.750%	Baa2	BBB	2,600,000
328,400	PS Business Parks Inc.		7.000%	Ba1	BBB-	7,973,552
57,000	PS Business Parks Inc., Series I		6.875%	Ba1	BBB-	1,320,120
240,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	6,026,400
2,700	Public Storage Inc.		7.125%	Baa2	BBB+	68,985
64,800	Public Storage Inc., Series C		6.600%	Baa2	BBB+	1,594,080
90,000	Public Storage Inc., Series D		6.180%	Baa2	BBB+	2,052,900
22,100	Public Storage Inc., Series F		9.750%	Baa2	BBB+	554,931
25,100	Public Storage Inc., Series Q		8.600%	Baa2	BBB+	645,070
107,000	Public Storage Inc., Series R		8.000%	Baa2	BBB+	2,761,670
201,600	Public Storage Inc., Series S		7.875%	Baa2	BBB+	5,167,008
11,000	Public Storage Inc., Series T		7.625%	Baa2	BBB+	280,610
38,380	Public Storage Inc., Series U		7.625%	Baa2	BBB+	972,933
345,600	Public Storage Inc., Series V		7.500%	Baa2	BBB+	8,857,728
13,100	Public Storage Inc., Series X		6.450%	Baa2	BBB+	317,020
91,200	Realty Income Corporation		7.375%	Baa3	BBB-	2,374,848
47,500	Regency Centers Corporation		7.450%	Baa3	BBB-	1,194,625
21,200	Regency Centers Corporation		7.250%	Baa3	BBB-	533,180
20,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	534,230
176,200	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	9,356,220
13,300	United Dominion Realty Trust		8.600%	Ba1	BB+	348,992
198,333	Vornado Realty Trust		6.625%	Baa3	BBB-	4,720,325
315,500	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	8,834,000
2,000	Weingarten Realty Trust, Preferred Securities		6.750%	Baa1	A-	50,790
2,500	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	63,525

	Thrifts & Mortgage Finance - 5.1%
4,400	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	116,600
618,420	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	15,534,710
110,300	Fannie Mae (a)		3.780%	Aa3	AA-	5,522,721
336,900	Fannie Mae (a)		0.000%	Aa3	AA-	18,719,006
66,500	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	3,328,325
53,200	Federal Home Loan Mortgage Corporation (a)		1.140%	Aa3	AA-	2,261,000
39,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	1,706,250

	Wireless Telecommunication Services - 2.0%
333,146	Telephone and Data Systems Inc.		7.600%	Baa1	A-	8,521,875
158,600	United States Cellular Corporation		8.750%	Baa1	A-	4,315,506
224,400	United States Cellular Corporation		7.500%	Baa1	A-	5,874,792

	Total $25 Par (or similar) Securities (cost $636,478,256)					653,736,086

	CONVERTIBLE PREFERRED SECURITIES - 4.3% (3.0% of Total Investments)
	Diversified Financial Services - 0.7%
154,000	Citigroup Global Markets		2.000%	Aa1	AA-	6,273,190

	Electric Utilities - 0.2%
30,000	FPL Group Inc.		8.000%	NR	A-	1,860,300

	Food & Staples Retailing - 0.7%
269,148	Albertson's, Inc.		7.250%	Baa2	BBB	6,088,128

	Health Care Equipment & Supplies - 0.3%
54,500	Baxter International Inc.		7.000%	Baa1	NR	2,934,825

	Insurance - 0.1%
50,000	XL Capital Ltd.		6.500%	A2	A	1,197,500

	Multi-Utilities & Unregulated Power - 2.2%
260,200	Dominion Resources Inc.		8.750%	Baa1	BBB+	14,592,016
88,076	Public Service Enterprise Group		10.250%	Baa3	BBB-	6,156,512

	Thrifts & Mortgage Finance - 0.1%
54,000	PMI Group Inc.		5.875%	A1	A	1,312,200

	Total Convertible Preferred Securities (cost $36,418,642)					40,414,671

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 65.4% (45.0% of Total Investments)
	Capital Markets - 6.9%
2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	2,735,435
2,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	2,201,484
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	1,078,051
7,900	BT Preferred Capital Trust II	7.875%	2/25/27	A2	NR	8,610,392
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	2,315,081
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	11,516,738
26,463	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	BBB+	28,299,929
6,000	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	7,085,214

	Commercial Banks - 33.0%
9,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	9,328,059
28,750	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	40,567,256
3,000	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	3,150,348
2,500	Bank One Capital III	8.750%	9/01/30	A1	A-	3,373,683
2,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	A	2,142,934
5,700	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A	6,098,801
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,633,503
7,200	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	8,517,787
10	BBVA Privanza International Gibraltar, 144A	7.764%	9/30/47	A1	NR	10,625,000
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	BBB+	3,347,784
3,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	A-	3,264,114
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	1,928,065
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	1,076,779
1,000	First Empire Capital Trust II	8.277%	6/01/27	Baa1	BBB	1,101,531
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	1,662,519
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	6,943,286
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	26,426,092
12,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	14,422,716
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	2,417,524
2,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	2,184,650
8,850	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	9,080,268
11,150	NB Capital Trust II	7.830%	12/15/26	Aa3	A	11,772,962
7,655	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	8,900,729
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	1,094,250
8,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	BB+	8,786,744
19,000	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	20,350,919
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,114,456
15,750	RBS Capital Trust B	6.800%	12/31/49	A1	A	16,016,018
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	19,520,533
1,400	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	1,503,005
1,100	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	1,355,758
2,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	A	2,143,418
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	NR	5,022,080
23,000	Summit Capital Trust I, Capital Securities	8.400%	3/15/27	Aa3	A	25,365,987
6,676	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	7,254,215
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	BBB+	4,287,540
7,250	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	8,020,719
1,050	Wells Fargo Capital Securities	7.950%	12/01/26	Aa2	A	1,148,913
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	3,264,918

	Diversified Financial Services - 7.2%
4,250	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	4,366,994
1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A1	A+	1,800,338
5,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	5,375,260
25,500	HBOS Capital Funding LP, Notes	6.850%	3/01/49	A1	A	26,015,355
19,500	JPM Capital Trust II	7.950%	2/01/27	A1	A-	21,001,832
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	NR	8,369,592

	Diversified Telecommunication Services - 1.9%
13,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	17,510,703

	Insurance - 10.8%
7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	10,375,344
1,000	Allstate Financing II	7.830%	12/01/45	A2	A-	1,062,907
2,000	American General Capital II	8.500%	7/01/30	Aa2	AA-	2,601,032
7,500	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	7,776,953
2,500	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	2,487,538
4,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	4,199,280
7,000	Prudential plc	6.500%	6/29/49	Baa1	A	6,832,175
2,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	2,189,540
26,216	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	28,817,807
31,373	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	34,316,509

	Oil & Gas - 4.0%
4,000	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	BB+	4,481,048
8,860	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	10,233,008
20,900	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	22,312,293

	Thrifts & Mortgage Finance - 1.6%
8,500	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	9,527,234
5,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	5,466,140

	Total Capital Preferred Securities (cost $582,868,424)					608,177,069

	CORPORATE BONDS - 3.2% (2.2% of Total Investments)
	Automobiles - 3.2%
5,000	Ford Motor Company	8.900%	1/15/32	Baa1	BBB-	5,068,090
3,400	Ford Motor Company, Debenture	7.400%	11/01/46	Baa1	BBB-	2,885,138
5,700	Ford Motor Company, Debenture	7.700%	5/15/97	Baa1	BBB-	4,922,578
18,900	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	Baa1	BBB-	16,500,191
870	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa2	BBB-	746,288

	Total Corporate Bonds (cost $30,556,156)					30,122,285

	REPURCHASE AGREEMENTS - 2.1% (1.4% of Total Investments)
$19,252	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price
	$19,253,118, collateralized by $15,340,000, U.S. Treasury Bonds, 7.500%,
	due 11/15/16, value $19,643,192					19,251,835

	Total Repurchase Agreements (cost $19,251,835)					19,251,835

	Total Investments (cost $1,305,573,313) - 145.3%					1,351,701,946

	Other Assets Less Liabilities - 2.0%					18,877,479

	FundPreferred Shares, at Liquidation Value - (47.3) %					(440,000,000)

	Net Assets Applicable to Common Shares - 100%					$930,579,425

Interest Rate Swap Contracts outstanding at March 31, 2005:

					Unrealized
	Notional			Termination	Appreciation
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

Citibank, N.A.	$110,000,000	3.1300%	2.8500%	8/29/05	$ 56,506
Citibank, N.A.	110,000,000	3.8600	2.8500	8/29/07	826,810
Citibank, N.A.	110,000,000	4.3500	2.8500	8/29/09	460,845

					$1,344,161

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings: Below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Inter-bank Offered Rate).
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)	Corporate Backed Trust Certificates.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $1,307,088,420.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$60,033,427
	Depreciation	(15,419,901)

	Net unrealized appreciation of investments	$44,613,526

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.